Interim Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash flows from operating activities:
Net income	$ 20,381	$ 9,743
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	21,710	16,329
Amortization of deferred financing costs	1,489	2,015
Amortization of original issue discount / premium on repurchase of notes	405	401
Amortization of intangible asset/liability-charter agreements	947	(886)
Share based compensation	0	90
Changes in operating assets and liabilities:
Increase in accounts receivable and other assets	(1,746)	(1,336)
Increase in inventories	(194)	(1,866)
Increase (decrease) in accounts payable and other liabilities	789	(2,228)
Decrease in related parties' balances	(6,367)	(1,099)
Decrease in deferred revenue	(788)	(510)
Unrealized foreign exchange loss (gain)	10	(1)
Net cash provided by operating activities	36,636	20,652
Cash flows from investing activities:
Acquisition of vessels	(18,496)	(11,411)
Cash paid for vessel improvements	(6,776)	(150)
Cash paid for dry-dockings	(696)	(1,227)
Net cash used in investing activities	(25,968)	(12,788)
Cash flows from financing activities:
Proceeds from drawdown of credit facilities	13,000	0
Repayment of credit facilities	(26,546)	(10,000)
Deferred financing costs paid	(322)	0
Series B Preferred Shares-dividends paid	(1,532)	(1,531)
Net cash used in financing activities	(15,400)	(11,531)
Net decrease in cash and cash equivalents and restricted cash	(4,732)	(3,667)
Cash and cash equivalents and restricted cash at beginning of the period	90,072	73,266
Cash and cash equivalents and restricted cash at end of the period	85,340	69,599
Supplementary Cash Flow Information:
Cash paid for interest	17,375	19,937
Cash paid for income taxes	0	28
Non-cash investing activities:
Unpaid capitalized expenses	$ 0	$ 0